Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax Credit Carryforward [Line Items]
Change in valuation allowance	$ 2,957	$ (1,644)
Accumulated undistributed earnings from a foreign subsidiary	487,000
Deferred tax liability on undistributed foreign earnings	0
Unrecognized tax benefit	43,764	37,105	$ 26,317	$ 19,001
Total amount of interest expense and penalties	1,072	1,037	$ 1,040
Total amount of accrued interest and penalties	$ 7,850	$ 6,777
Effective Income Tax Rate Reconciliation, Percent	13.40%	18.80%	19.10%
Minimum
Tax Credit Carryforward [Line Items]
Corporate income tax rate	12.00%
Maximum
Tax Credit Carryforward [Line Items]
Corporate income tax rate	21.00%
Foreign Tax Authority | Internal Revenue Service (IRS) [Member] | Tax Year 2017 [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards for income tax purposes	$ 23,605
Foreign Tax Authority | Internal Revenue Service (IRS) [Member] | Tax Year 2018 [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards for income tax purposes	$ 17,193
Operating loss carryforward expiration year description	carryforward indefinitely.
Foreign Tax Authority | Maximum | Internal Revenue Service (IRS) [Member] | Tax Year 2017 [Member]
Tax Credit Carryforward [Line Items]
Federal net operating loss carryforwards expiration year	2037
Foreign Tax Authority | Research And Development | Internal Revenue Service (IRS) [Member]
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	$ 2,132
Tax credit carryforward expiration year for federal	2043
State and Local Jurisdiction [Member] | Minimum | Internal Revenue Service (IRS) [Member] | Tax Year 2017 [Member]
Tax Credit Carryforward [Line Items]
Federal net operating loss carryforwards expiration year	2024
State and Local Jurisdiction [Member] | Research And Development
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	$ 1,363
Tax credit carryforward expiration year for state	no expiration date in California